Summary of Significant Accounting Policies Property and equipment (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation	$ 117	$ 116	$ 143
Restructuring and Related Cost, Accelerated Depreciation		$ 6	$ 35	$ 4
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives		20
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives		11